Employee Benefit Plan (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plan [Abstract]
Total yearly expenses of employee benefit plan

For the year ended December 31, 2011	$6.5
For the year ended December 31, 2010	5.8
For the year ended December 31, 2009	5.5